Trade receivables and other assets (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Non-current
Other assets-Rental deposits	€ 2,923		€ 2,923		€ 1,867
Other assets-Others	100		100		100
Trade receivables and contract assets and other assets non-current	3,023		3,023		1,967
Current
Trade receivables, net	15,630		15,630		25,656
Contract assets, net	2,860		2,860		3,543
Other assets	6,064		6,064		8,286
Trade receivables and contract assets and other assets current	24,554		24,554		37,485
Total non-current and current trade receivables and contract assets and other assets	27,577		27,577		39,452
Credit loss rates in relation to the outstanding trade receivables and contract assets
Impairment of financial assets	580	€ 500	675	€ 1,674
Trade receivables and contract assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 23,868		€ 23,868		€ 33,967
Expected credit loss rate	22.70%		22.70%		14.00%
Expected credit loss	€ 5,378		€ 5,378		€ 4,768
Trade receivables and contract assets | Not past due
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 11,826		€ 11,826		€ 24,185
Expected credit loss rate	1.20%		1.20%		1.60%
Trade receivables and contract assets | Past due 1-30 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 3,293		€ 3,293		€ 2,228
Expected credit loss rate	3.60%		3.60%		3.10%
Trade receivables and contract assets | Past due 31-90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 2,474		€ 2,474		€ 797
Expected credit loss rate	11.80%		11.80%		7.70%
Trade receivables and contract assets | Past due more than 90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 6,275		€ 6,275		€ 6,757
Expected credit loss rate	77.00%		77.00%		63.00%
Minimum
Current
Receivables payment terms			30 days
Maximum
Current
Receivables payment terms			90 days
Other assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Current value added tax receivables	€ 0		€ 0		€ 226
Prepaid expenses	2,873		2,873		4,431
Receivables from exercise of share based payments granted	283		283		1,253
Receivables from COVID 19 bank or credit card transactions	435		435		1,076
Receivables from grants	1,280		1,280		€ 442
Other assets | Rostock headquarters building
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	2,250		2,250
Bank guarantee	3,000		3,000
Other assets | Berlin Offices
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	192		192
Bank guarantee	257		257
Other assets | Plant and other equipment, furniture and fixtures Certain plant and machineries
Non-current
Other assets-Rental deposits	285		285
Other assets | LPC GmbH
Credit loss rates in relation to the outstanding trade receivables and contract assets
Consideration receivable for the sale of LPC	€ 100		€ 100